Reporting Entity - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
IsoEnergy Ltd. [member]
Disclosure of reporting entity [line items]
Proportion of ownership interest in subsidiary	53.35%	63.90%